Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,637,368)	$ (5,588,334)
Loss from discontinued operations	3,052,916	966,797
Loss from continuing operations	(584,452)	(4,621,537)
Adjustments to reconcile net loss to net cash used in operating activities:
Warrant expense		3,454,400
Changes in operating assets and liabilities:
Other receivables	(1,314)
Prepaid expenses and other assets	(7,804)	(14,051)
Accounts payable and accrued expenses	(80,062)	410,207
Accrued interest on convertible notes	111,994	225,722
Unearned revenue		(91,515)
Refundable taxes receivable	(21,077)	(21,094)
NET CASH USED IN OPERATING ACTIVITIES - CONTINUING OPERATIONS	(582,715)	(657,868)
NET CASH USED IN OPERATING ACTIVITIES - DISCONTINUED OPERATIONS	(298,649)	(764,209)
NET CASH USED IN OPERATING ACTIVITIES	(881,363)	(1,422,077)
CASH FLOWS FROM INVESTING ACTIVITIES:
NET CASH PROVIDED BY INVESTING ACTIVITIES - CONTINUING OPERATIONS	648,108
NET CASH PROVIDED BY INVESTING ACTIVITIES - DISCONTINUED OPERATIONS	648,108
NET CASH PROVIDED BY INVESTING ACTIVITIES
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from promissory notes	545,018
Other receivables		428,552
Proceeds from convertible notes		1,653,883
Repayments from promissory notes	(275,000)	(59,094)
Share issuance (repurchase)		(125,359)
NET CASH PROVIDED BY FINANCING ACTIVITIES - CONTINUING OPERATIONS	270,018	1,897,982
NET CASH PROVIDED BY FINANCING ACTIVITIES - DISCONTINUED OPERATIONS
NET CASH PROVIDED BY FINANCING ACTIVITIES	270,018	1,897,982
Effect of exchange rate on cash	(30,455)	(468,354)
Net increase (decrease) in cash	6,308	7,551
Cash, beginning of period	11,222	3,671
Cash, end of period	17,530	11,222
SUPPLEMENTAL CASH FLOW INFORMATION:
Accrued Interest converted to common	300,362
Debt converted to common stock	$ 2,845,414